Interest sensitive contract liabilities - Schedule of Outstanding Interest Sensitive Contract Liabilities (Details) - Interest Sensitive Life - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Policyholder Account Balance [Roll Forward]
Balance, beginning of year	$ 334,876	$ 256,569	$ 256,569	$ 134,742
Deposits	42,996	72,818	72,818	119,885
Product charges	(1,766)	(196)	(266)	(134)
Surrenders and withdrawals	(17,892)	(2,529)	(2,982)	(3,238)
Benefit payments	(6,933)	(4,348)	(6,235)	(4,129)
Interest credited	11,969	11,070	14,972	9,443
Balance, end of year	$ 363,250	$ 333,384	$ 334,876	$ 256,569
Policyholder Account Balance, Weighted Average Crediting Rate	5.00%	5.00%	5.00%	4.00%
Cash surrender value	$ 334,969	$ 304,863	$ 303,035	$ 225,735
Net amount at risk, in the event of death	$ 363,250	$ 333,384	$ 334,876	$ 256,569